Share Capital (Details) - Schedule of changes in number of options granted - Non-Employees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital (Details) - Schedule of changes in number of options granted [Line Items]
Number of Options Outstanding	23,664	18,664	13,664
Weighted average exercise price Options outstanding	$ 27.44	$ 33.44	$ 43.52
Number of options Granted		5,000	5,000
Weighted average exercise price Granted		$ 5.07	$ 5.87
Number of options Exercised	(1,250)
Weighted average exercise price Exercised	$ 5.07
Number of options Expired	(4,332)
Weighted average exercise price Expired	$ 61.85
Number of Options outstanding	18,082	23,664	18,664
Weighted average exercise price Options outstanding	$ 17.97	$ 27.44	$ 33.44
Number of options exercisable	8,057	10,202	8,165
Weighted average exercise price options exercisable	$ 18.42	$ 46.03	$ 51.21